[LNL Letterhead]



Writer's Direct Dial: 260-455-6918
Writer's Telefax: 260-455-5135


VIA EDGAR


January 16, 2009

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re: Post-Effective Amendment No. 61 to the Registration Statement on Form N-4 for Lincoln Life Variable Annuity Fund A (Individual) of The Lincoln National Life Insurance Company (File No. 002-26342)

Commissioners:

On behalf of The Lincoln National Life Insurance Company (the "Company") and Lincoln Life Variable Annuity Fund A (the "Fund"), we are transmitting for filing under Rule 485(b) of the Securities Act of 1933 (the "1933 Act") Post-Effective Amendment No. 61 to the Fund's Registration Statement under the 1933 Act and Amendment No. 55 to the Registration Statement under the Investment Company Act of 1940 (the "1940 Act") (the "Amendment").

The Amendment is being filed pursuant to paragraph (a) of Rule 485 for the purpose of restructuing the Fund as a unit investment trust under the 1940 Act.

If you have any questions or comments on the Amendment, please contact me at
(260) 455-6918.

Sincerely,

/s/ Colleen E. Tonn

Colleen E. Tonn
Senior Counsel